Financial Instruments - Risk Management (Tables)	12 Months Ended
Oct. 31, 2023
Statement [Line Items]
Summary of Credit Risk Exposures

As at October 31 ($ millions)	2023				2022
	Revised Basel III (1)				Basel III
	Exposure at default (2)
Category	Drawn (3)	Undrawn commitments	Other exposures (4)	Total	Total
By counterparty type
Non-retail
IRB portfolio
Corporate	$227,187	$80,691	$83,697	$391,575	$453,426
Bank	17,928	12,865	24,303	55,096	37,425
Sovereign	239,626	2,886	10,781	253,293	234,156
	484,741	96,442	118,781	699,964	725,007
Standardized portfolio
Corporate	45,471	7,082	5,706	58,259	59,866
Bank	2,096	23	776	2,895	3,788
Sovereign	25,244	174	104	25,522	8,983
	72,811	7,279	6,586	86,676	72,637
Total non-retail	$557,552	$103,721	$125,367	$786,640	$797,644
Retail
IRB portfolio
Real estate secured	$236,785	$51,874	$–	$288,659	$254,568
Qualifying revolving	16,187	42,492	–	58,679	46,435
Other retail	34,449	4,824	–	39,273	37,910
	287,421	99,190	–	386,611	338,913
Standardized portfolio
Real estate secured	64,888	108	–	64,996	63,054
Other retail	51,326	9,056	58	60,440	48,089
	116,214	9,164	58	125,436	111,143
Total retail	$403,635	$108,354	$58	$512,047	$450,056
Total	$961,187	$212,075	$125,425	$1,298,687	$1,247,700
By geography (5)
Canada	$575,320	$152,872	$37,813	$766,005	$710,049
United States	137,284	35,009	51,281	223,574	247,672
Chile	58,905	3,491	4,337	66,733	60,528
Mexico	56,227	3,007	3,062	62,296	50,793
Peru	26,642	2,358	3,467	32,467	32,176
Colombia	14,212	1,505	1,116	16,833	13,291
Other International
Europe	19,474	6,347	17,460	43,281	46,156
Caribbean	30,498	2,237	1,239	33,974	32,057
Latin America (other)	18,084	1,518	2,070	21,672	20,890
All other	24,541	3,731	3,580	31,852	34,088
Total	$961,187	$212,075	$125,425	$1,298,687	$1,247,700

(1)	Regulatory amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in 2022.
(2)
Exposure at default is presented after credit risk mitigation. Exposures exclude equity securities and other assets. Portfolios under the Standardized Approach are reported net of specific allowances for credit losses and net of collateral amounts treated under the Comprehensive Approach.

(3)
Non-retail drawn includes loans, acceptances, deposits with financial institutions and FVOCI debt securities. Retail drawn includes residential mortgages, credit cards, lines of credit, and other personal loans.

(4)
Other exposures include off-balance sheet lending instruments such as letters of credit, letters of guarantees, securitizations (2023 excluding first loss of $4 million
, and in 2022, including first loss protection of
$32.3 million), derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements, securities lending and securities borrowing), net of related collateral.

(5)	Geographic segmentation is based upon the location of the ultimate risk of the credit exposure.

Summary of Subject to Market and Credit Risk With a Reconcilation

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2023 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	OTC Derivatives	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$86,883	$–	$–	$–	$–	$–	$–	$–	$3,429	$90,312
Precious metals	–	–	–	–	–	–	–	937	–	937
Trading assets
Securities	–	–	–	–	–	–	–	107,614	(2)	107,612
Loans	584	–	–	–	–	–	433	6,960	–	7,544
Other	–	–	–	–	–	–	–	2,712	–	2,712
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	199,325	–	–	–	–	–	199,325
Derivative financial instruments	–	–	–	–	51,340	–	36,512	–	–	51,340
Investment securities	117,172	–	–	–	–	4,022	–	–	(2,957)	118,237
Loans:
Residential mortgages (2)	65,381	278,688	–	–	–	–	–	–	113	344,182
Personal loans	800	99,214	4,156	–	–	–	–	–	–	104,170
Credit cards	–	14,100	251	–	–	–	–	–	2,758	17,109
Business & government	264,824	11,690	15,479	–	–	–	–	–	(171)	291,822
Allowances for credit losses (3)	(474)	(975)	–	–	–	–	–	–	(4,923)	(6,372)
Customers’ liability under acceptances	18,718	–	–	–	–	–	–	–	(90)	18,628
Property and equipment	–	–	–	–	–	–	–	–	5,642	5,642
Investment in associates	–	–	–	–	–	59	–	–	1,866	1,925
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	17,193	17,193
Other (including Deferred tax assets)	7,129	1,170	–	237	–	–	–	–	29,935	38,471

Total	$561,017	$403,887	$19,886	$199,562	$51,340	$4,081	$36,945	$118,223	$52,793	$1,410,789

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $60.2 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
(3)	Amounts for IRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2022 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	OTC Derivatives	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$62,551	$–	$–	$–	$–	$–	$–	$–	$3,344	$65,895
Precious metals	–	–	–	–	–	–	–	543	–	543
Trading assets
Securities	(4)	–	–	–	–	–	–	103,551	–	103,547
Loans	408	–	–	–	–	–	367	7,403	–	7,811
Other	–	–	–	–	–	–	–	1,796	–	1,796
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	175,313	–	–	–	–	–	175,313
Derivative financial instruments	–	–	–	–	55,699	–	43,436	–	–	55,699
Investment securities	108,516	–	–	–	–	5,081	–	–	(3,589)	110,008
Loans:
Residential mortgages (2)	76,607	272,588	–	–	–	–	–	–	84	349,279
Personal loans	–	96,074	3,350	–	–	–	–	–	7	99,431
Credit cards	–	13,126	372	–	–	–	–	–	1,020	14,518
Business & government	267,921	10,395	9,675	–	–	–	–	–	(884)	287,107
Allowances for credit losses (3)	(514)	(817)	–	–	–	–	–	–	(4,017)	(5,348)
Customers’ liability under acceptances	19,525	–	–	–	–	–	–	–	(31)	19,494
Property and equipment	–	–	–	–	–	–	–	–	5,700	5,700
Investment in associates	–	–	–	–	–	56	–	–	2,577	2,633
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	16,833	16,833
Other (including Deferred tax assets)	2,401	991	–	106	–	–	–	–	35,661	39,159

Total	$537,411	$392,357	$13,397	$175,419	$55,699	$5,137	$43,803	$113,293	$56,705	$1,349,418

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $75.8 billion in mortgages guaranteed by Canada Mortgage Housing Corporation and federally backed privately insured mortgages.
(3)	Amounts for AIRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

Summary of Cross Referencing of Internal Ratings to External Ratings	The following table cross references the Bank’s internal borrower grades with equivalent ratings categories utilized by external rating agencies:

Cross referencing of internal ratings to external ratings (1)
Equivalent External Rating
S&P	Moody’s	DBRS	Internal Grade	Internal Grade Code	PD Range (2)
AAA to AA+	Aaa to Aa1	AAA to AA (high)		99 – 98	0.0000% – 0.0551%
AA to A+	Aa2 to A1	AA to A (high)		95	0.0551% – 0.0651%
A to A-	A2 to A3	A to A (low)	Investment grade	90	0.0651% – 0.0748%
BBB+	Baa1	BBB (high)		87	0.0748% – 0.1028%
BBB	Baa2	BBB		85	0.1028% – 0.1552%
BBB-	Baa3	BBB (low)		83	0.1552% – 0.2151%
BB+	Ba1	BB (high)		80	0.2151% – 0.2983%
BB	Ba2	BB		77	0.2983% – 0.5617%
BB-	Ba3	BB (low)	Non-Investment grade	75	0.5617% – 1.1570%
B+	B1	B (high)		73	1.1570% – 1.9519%
B to B-	B2 to B3	B to B (low)		70	1.9519% – 4.7225%
CCC+	Caa1	–		65	4.7225% – 12.1859%
CCC	Caa2	–	Watch list	60	12.1859% – 23.8197%
CCC- to CC	Caa3 to Ca	–		40	23.8197% – 42.1638%
–	–	–		30	42.1638% – 100.0000%
Default			Default	21	100%

(1)	Applies to non-retail portfolio.
(2)	PD Ranges as at October 31, 2023. The Range does not include the upper boundary for the row.

Summary of Interest Rate Sensitivity
Based on the Bank’s interest rate positions, the following table shows the pro-forma
pre-tax
impact on the Bank’s net interest income over the next twelve months and economic value of equity of an immediate and sustained 100 basis points increase and decrease in interest rates across major currencies as defined by the Bank. These calculations are based on models that consider a number of inputs and are on a constant balance sheet and make no assumptions for management actions to mitigate the risk.

As at October 31 ($ millions)	2023						2022
	Net interest income			Economic value of equity
	Canadian dollar	Other currencies	Total	Canadian dollar	Other currencies	Total	Net interest income	Economic value of equity
100 bp increase	$(206)	$107	$(99)	$(532)	$(724)	$(1,256)	$(340)	$(2,021)
100 bp decrease	$196	$(128)	$68	$307	$517	$824	$326	$1,659

Summary of VaR by Risk Factor

		For the year ended October 31, 2023
($ millions)	As at October 31, 2023	Average	High	Low	As at October 31, 2022
Credit spread plus interest rate	$12.9	$14.4	$24.1	$9.0	$9.3
Credit spread	8.1	7.9	16.3	3.8	7.7
Interest rate	11.5	12.1	21.9	7.5	8.4
Equities	4.9	4.1	7.8	2.5	3.4
Foreign exchange	3.0	3.3	8.8	0.9	1.5
Commodities	2.9	4.7	8.1	2.3	5.2
Debt specific	3.7	3.6	4.8	2.4	4.6
Diversification effect	(13.5)	(14.4)	n/a	n/a	(10.6)
All-Bank VaR	$13.9	$15.7	$25.2	$11.0	$13.4
All-Bank stressed VaR	$44.8	$39.4	$87.3	$13.4	$27.4

Summary of Market Risk Capital Requirements
Below are the market risk capital requirements as at October 31, 2023.

($ millions)	2023	2022
All-Bank VaR	$141	$131
All-Bank stressed VaR	390	324
Incremental risk charge	315	345
Standardized approach	117	66
Total market risk capital	$963	$866	(1)

(1)	Equates to $12,040 million of risk-weighted assets (October 31, 2022 – $10,820 million).

AIRB portfolio [member]
Statement [Line Items]
Summary of Credit Risk Exposures
The credit quality of the
non-retail
IRB portfolio, expressed in terms of risk categories of borrower internal grades is shown in the table below:

		2023				2022
		Revised Basel III (1)				Basel III
		Exposure at Default (2)
As at October 31 ($ millions) Category of internal grades	IG Code	Drawn	Undrawn commitments	Other exposures (3)	Total	Total

Investment grade	99 – 98	$143,049	$1,285	$27,321	$171,655	$138,564
	95	35,677	10,716	21,186	67,579	70,575
	90	24,561	13,302	25,381	63,244	78,215
	87	36,090	16,675	16,517	69,282	85,188
	85	34,443	14,386	9,876	58,705	73,091
	83	54,334	16,342	6,967	77,643	78,869
Non-Investment grade	80	40,535	10,389	4,044	54,968	52,857
	77	27,155	6,336	3,673	37,164	36,288
	75	18,824	4,769	2,698	26,291	25,712
	73	8,022	1,542	451	10,015	7,848
	70	2,481	452	293	3,226	2,592
Watch list	65	775	126	307	1,208	395
	60	1,137	79	9	1,225	788
	40	165	17	21	203	881
	30	100	5	1	106	54
Default	21	952	21	36	1,009	1,220
Total		$428,300	$96,442	$118,781	$643,523	$653,137
Government guaranteed residential mortgages (4)		56,441	–	–	56,441	71,867
Total		$484,741	$96,442	$118,781	$699,964	$725,004

(1)	Regulatory amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in 2022.
(2)	After credit risk mitigation.
(3)
Includes off-balance sheet lending instruments such as letters of credit, letters of guarantees, securitizations (excluding first loss protection
)
, derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements and securities lending and borrowing), net of related collateral.

(4)	These exposures are classified as sovereign exposures and are included in the non-retail category.

Summary of Risk Categories of Borrower by Probability Of Default
The data in the table below provides a distribution of the retail AIRB exposures within each PD range by asset class:

As at October 31 ($ millions)	2023						2022
	Revised Basel III (1)						Basel III
	Exposure at default (2)
		Real estate secured
Category of (PD) grades	PD range	Mortgages	HELOC	Qualifying revolving	Other retail	Total	Total
Exceptionally Low (3)	0.0000% – 0.0499%	$–	$–	$–	$–	$–	$102,039
Very Low	0.0500% – 0.1999%	159,633	68,050	35,140	6,586	269,409	118,374
Low	0.2000% – 0.9999%	43,171	5,154	11,724	20,421	80,470	84,843
Medium Low	1.0000% – 2.9999%	9,284	–	7,963	6,983	24,230	22,248
Medium	3.0000% – 9.9999%	1,073	535	2,106	3,792	7,506	8,654
High	10.0000% – 19.9999%	479	112	1,204	87	1,882	1,123
Extremely High	20.0000% – 99.9999%	663	101	451	1,148	2,363	1,163
Default	100%	316	88	91	256	751	469
Total		$214,619	$74,040	$58,679	$39,273	$386,611	$338,913

(1)	Regulatory amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in 2022.
(2)	After credit risk mitigation.
(3)	OSFI has revised the Retail Probablility of Default floor from 0.03% to 0.05% in 2023, under the Revised Basel III framework.